Related Party Transactions - DriveTime Receivable Purchase Agreement (Details) - Affiliated Entity - Finance Receivable Purchase Agreement - DriveTime Automotive Group, Inc.	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Finance receivables sold	$ 11,500,000
Gain on sale of finance receivables	300,000
Due from related parties	$ 0